Note 22 - Subsequent Events (Details) (Rothschild [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 22 - Subsequent Events (Details) [Line Items]
Loss on Contract Termination		$ 850,000
Repayment of Contract Termination Costs		629,032.26
Strategic Alternative Expense		3,637,123	1,013,043	29,383
Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Termination Cost, Amount Agreed to Pay	970,967.14
Loss on Contract Termination	$ 120,000